Deferred Tax Assets And Deferred Tax Liabilities - Summary of Net Balances of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
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Deferred Tax Assets Offset Amount	¥ (1,761,333)	¥ (447,671)
Deferred tax assets, Balance after offsetting	5,572,042	4,990,352
Deferred Tax Liabilities, Offset Amount	1,761,333	447,671
Deferred tax liabilities, Balance after offsetting	¥ (524,064)	¥ (694,090)